Non-current assets held for sale (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets held for sale [Abstract]
Balance at beginning of year		R$ 1,418,308	R$ 1,310,033	R$ 978,274
Loan repayments - repossession of assets		524,497	834,903	293,440
Capital Increase in Companies held for sale			10,462	355,538
Additions / disposals (net) due to change in the scope of consolidation	[1]		(497,847)
Sales	[2]	(434,553)	(239,291)	(317,321)
Others		(704)	48	102
Final balance, gross		1,507,548	1,418,308	1,310,033
Impairment losses	[3]	R$ (352,092)	R$ (80,423)	R$ (72,540)
Impairment as a percentage of foreclosed assets		23.37%	10.52%	5.54%
Balance at end of year		R$ 1,155,456	R$ 1,337,885	R$ 1,237,493

[1]	On September 30, 2016, as a result of the non-expectation of sale of investment in BW Guirapa and controlled, from a market period, an administrator transferred the total of this balance to the caption of investments in affiliated and controlled companies in the country (Note 12). In 2017, as described at note 3, this investment was sold.
[2]	In 2015, it mainly refers to the sale by Santander Corretora de Seguros (Current corporate name of Santander Participacoes S.A.) of its total interest in Santos Energia and its subsidiaries and, in the Special Purpose Companies Gestamp Eolica Serra de Santana S.A., Gestamp Eolica Paraiso S.A., Gestamp Eolica Lanchinha S.A., Gestamp Eolica Serido S.A. and Gestamp Eolica Lagoa Nova S.A.
[3]	In 2017, includes the amount of R$271,670 of provisions for devaluations on real estate and which were subsequently sold, constituted from valuation reports prepared by specialized external consulting, recorded as a provision for impairment losses, in 2016, this provision was R$239,291 (Note 44).